Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Total	Common Stock	Additional Paid-in Capital [Member]	Accumulated other comprehensive loss	Retained Earnings (Accumulated Deficit)	Total [Member]	Series A Preferred Stock [Member]	Series A Preferred Stock [Member] Additional Paid-in Capital [Member]	Series B Preferred Stock [Member]	Series B Preferred Stock [Member] Additional Paid-in Capital [Member]
Balance, shares at Dec. 31, 2018		4,620,596					1,562,500		10,000
Balance, amount at Dec. 31, 2018		$ 4,621	$ 901,161	$ 22,704	$ (8,011,802)	$ 197,898	$ 156	$ 124,844	$ 10	$ 7,156,204
Issuance of Inducement common shares, shares		10,417					20,500
Issuance of Inducement common shares, amount		$ 10	(10)	0	0	0	$ 0	0	$ 0	0
Partial Conversion of 8% Senior Secured Convertible Promissory Notes, shares		229,102
Partial Conversion of 8% Senior Secured Convertible Promissory Notes, amount		$ 229	657,018	0	0	657,247	$ 0	0	$ 0	0
Fair Value of Warrants Issued with 8% Senior Secured Convertible Promissory Note - 2nd Tranche		0	121,320	0	0	121,320	0	0	0	0
Fair Value of Beneficial Conversion Feature of the 8% Senior Secured Convertible Promissory Note - 2nd Tranche		0	403,689	0	0	403,689	0	0	0	0
Fair Value of Beneficial Conversion Feature of the 8% Senior Secured Convertible Promissory Note - 12/2/2019 Note		$ 0	132,500	0	0	132,500	$ 0	0	$ 0	0
Common Stock issued as Financing Fee for the Equity Purchase Agreement, shares		20,000
Common Stock issued as Financing Fee for the Equity Purchase Agreement, amount		$ 20	48,280	0	0	48,300	$ 0	0	$ 0	0
Foreign Currency Translation Loss	$ (42,802)	0	0	(42,802)	0	(42,802)	0	0	0	0
Net Loss	(2,305,073)	$ 0	0	0	(2,305,073)	(2,305,073)	$ 0	0	$ 0	0
Balance, shares at Dec. 31, 2019		4,880,115					1,562,500		10,000
Balance, amount at Dec. 31, 2019	(786,921)	$ 4,880	2,263,958	(20,098)	(10,316,875)	(786,921)	$ 156	124,844	$ 10	7,156,204
Partial Conversion of 8% Senior Secured Convertible Promissory Notes, shares		510,810
Partial Conversion of 8% Senior Secured Convertible Promissory Notes, amount		$ 511	348,173	0	0	348,684	$ 0	0	$ 0	0
Foreign Currency Translation Loss	(55,321)	0	0	(55,321)	0	(55,321)	0	0	0	0
Net Loss	(1,185,846)	$ 0	0	0	(1,185,846)	(1,185,846)	$ 0	0	$ 0	0
Puts of Common Stock Under the Equity Purchase Agreement, net of issuance costs of $20,500, shares		333,333
Puts of Common Stock Under the Equity Purchase Agreement, net of issuance costs of $20,500, amount		$ 333	286,895	0	0	287,228	$ 0	0	$ 0	0
Balance, shares at Dec. 31, 2020		5,724,258					1,562,500		10,000
Balance, amount at Dec. 31, 2020	$ (1,392,176)	$ 5,724	$ 2,899,026	$ (75,419)	$ (11,502,721)	$ (1,392,176)	$ 156	$ 124,884	$ 10	$ 7,156,204